Revenue and Other Operating Income - Summary of Revenues and Other Operating Income - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue And Other Operating Income [Line Items]
Estimated and unbilled sales of energy	$ 466,620,691	$ 434,442,879	$ 310,301,370
Other Consumers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	17,122,729	7,290,456	3,589,156
Municipalities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	37,097,819	35,598,366	45,768,456
Government Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	15,986,996	17,334,983	20,432,048
Agricultural Sector Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	7,798,059	10,324,464	9,100,691
Public Services Companies and Telecommunications [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	10,624,277	27,014,443	24,818,503
Educational Area [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	4,121,823	5,749,102	9,367,933
Health Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	$ 12,142,923	$ 21,407,325	$ 18,975,909